Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets [Abstract]
Components of land use rights
	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Land use rights	$3,414,264	$3,310,933	$1,176,315
Less: Accumulated amortization	(245,522)	(169,485)	(117,632)
	$3,168,742	$3,141,448	$1,058,683